Submission	Jun. 12, 2026
Submission [Line Items]
Central Index Key	0001672619
Registrant Name	Enliven Therapeutics, Inc.
Registration File Number	333-289582
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES